FINANCIAL INSTRUMENTS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	£ 0	£ 22
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	22
Transfers in	0	22
Transfers out	0	22
Liabilities
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	22
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	22
Transfers into Level 3 of fair value hierarchy, liabilities	0	22
Transfers out of Level 3 of fair value hierarchy, liabilities	£ 0	£ 22